Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Mortgage Asset Analysis

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	518,777	53,795,695
Replenishment	2,730	395,845
Repurchased	(8,466)	(1,050,043)
Redemptions	(4,530)	(638,651)
Losses	(56)	(2,746)
Capitalised Interest	0	1,790	( * see below )
Other Movements	0	0
Carried Forward	508,455	52,501,890

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,878,996	176,861,066
Repurchased	(628,333)	(55,565,909)
Redemptions	(862,480)	(75,467,598)
Losses	(903)	(27,177)
Capitalised Interest	0	302,294	( * see above )
Other Movements	0	0
Carried Forward	508,455	52,501,890

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates ( ** see below )
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	1.19%	13.35%
3 Month	3.16%	12.04%
12 Month	16.50%	16.50%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	1.95%	18.45%
3 Month	4.38%	14.86%
12 Month	13.41%	13.41%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	3.14%	31.80%
3 Month	7.54%	26.90%
12 Month	29.91%	29.91%
** These rates have been calculated as per the method defined in the prospectus.
Asset Profiles
Weighted Average Seasoning	41.07	months
Weighted Average Loan size	£103,257.69
Weighted Average LTV	67.46%	*** (see below)
Weighted Average Indexed LTV (Halifax HPI) *ax HPI) *	65.64%		Original Loan and Indexed Original Valuation	72.84%
Weighted Average Indexed LTV (Nationwide HPI) * onwide HPI)*	63.20%		Original Loan and Indexed Original Valuation	69.63%
Weighted Average Remaining Term	17.55	Years

Product Type Analysis	£000's	%
Variable Rate	15,220,298	28.99%
Fixed Rate	21,410,271	40.78%
Tracker Rate	15,871,321	30.23%
	52,501,890	100.00%

As at 08 July 2009 approximately 17.11% of the loans were flexible loans
* These figures have been calculated on a new and improved valuation basis as per the Special Schedule issued along with the February, 2009 report.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	3,806,387	7.25%
Interest Only	22,218,800	42.32%
Repayment	26,476,703	50.43%
	52,501,890	100.00%

As at 08 July 2009 approximately 35.06% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	27,631,745	52.63%
Remortgage	24,870,145	47.37%
	52,501,890	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 April 2009	4.24%
01 February 2009	4.69%
01 January 2009	4.94%
01 December 2008	5.44%

Geographic Analysis
Region	Number	£000's	%
East Anglia	18,759	1,749,604	3.33%
East Midlands	26,880	2,323,898	4.43%
Greater London	88,705	12,209,556	23.26%
North	19,990	1,446,180	2.75%
North West	59,052	4,831,322	9.20%
Scotland	30,181	2,232,293	4.25%
South East	136,593	16,381,235	31.20%
South West	41,622	4,251,251	8.10%
Wales	23,579	1,846,933	3.52%
West Midlands	30,937	2,688,707	5.12%
Yorkshire and Humberside	31,612	2,490,749	4.74%
Unknown	545	50,162	0.10%
Total	508,455	52,501,890	100.00%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	42,075	1,555,209	2.96%	42.25
25.01 - 50.00	127,765	8,762,851	16.69%	45.17
50.01 - 75.00	193,130	22,219,825	42.32%	41.10
75.01 - 80.00	27,748	3,906,896	7.44%	37.07
80.01 - 85.00	41,703	6,457,596	12.30%	34.06
85.01 - 90.00	51,462	7,513,033	14.31%	37.00
90.01 - 95.00	24,572	2,086,480	3.97%	66.46
Total	508,455	52,501,890	100.00%	41.07

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	490,676	50,392,946	4,011	96.05%
1.00 - 1.99 months	8,737	1,045,233	6,857	1.99%
2.00 - 2.99 months	3,220	365,348	4,527	0.70%
3.00 - 3.99 months	1,743	194,685	3,336	0.37%
4.00 - 4.99 months	978	110,113	2,411	0.21%
5.00 - 5.99 months	659	77,404	1,915	0.15%
6.00 -11.99 months	1,552	172,545	6,291	0.33%
12 months and over	590	69,012	3,788	0.13%
Properties in Possession	300	39,450	2,018	0.08%
Total	508,455	52,466,736	35,154	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	42,912,354	10,883,341
Replenishment of Assets	0	395,845
Acquisition by Funding	0	0
Distribution of Principal Receipts	0	(1,688,694)
Allocation of Losses	(2,192)	(554)
Share of Capitalised Interest	1,429	361
Payment Re Capitalised Interest	(1,429)	1,429
Balance Carried Forward	42,910,162	9,591,728

Carried Forward Percentage	81.73070%	18.26930%

Minimum Seller Share	3,242,979	6.18%

Cash Accumulation Ledger
	£000's
Brought Forward	897,502
Additional Amounts Accumulated	2,192
Payment of Notes	0
Carried Forward	899,694

Target Balance	893,325	payable on 15th July 2009

	893,325

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/04/09	0.3804%
Quarter to 15/01/09	1.8205%
Quarter to 15/10/08	0.4164%
Quarter to 15/07/08	0.3592%

*In order to more accurately show the credit support available to note holders in Holmes, excess spread is now reported as all excess revenue at and under the payments of start-up loans in the Funding pre-enforcement revenue priority of payments. The previous measure was an amount net of payments that in reality were subordinated to revenue that investors could use if ever required.

Reserve Funds	First Reserve	Second Reserve	Third Reserve	Funding Reserve
Balance as at 15/04/09	£830,000,000.00	£0.00	£0.00	£0.00
Required Amount as at 15/04/09	£830,000,000.00	£0.00	£0.00	£0.00
Percentage of Notes	1.89%	0.00%	0.00%	0.00%
Percentage of Funding Share	1.93%	0.00%	0.00%	0.00%

Notes Outstanding
	£000's	Enhancement
AAA Notes Outstanding	40,746,280	8.89%
AA Notes Outstanding	1,296,825	5.93%
A Notes Outstanding	464,856	4.87%
BBB Notes Outstanding	1,111,385	2.33%
BB Notes Outstanding	190,000	1.89%
Total	43,809,346

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Properties in Possession

Stock
	Current Period		**
	Number	£000's
Brought Forward	292	41,223
Repossessed in Period	86	13,407
Sold in Period	(78)	(13,162)
Carried Forward	300	41,468

	Cumulative
	Number	£000's
Repossessed to date	3,020	318,094
Sold to date	(2,720)	(276,626)
Carried Forward	300	41,468

Repossession Sales Information
Average time Possession to Sale	110	Days
Average arrears at time of Sale	£7,390

MIG Claim Status ***
	Number	£000's
MIG Claims made	199	1,396

** Possession movements within this period include a minor one off adjustment relating to a recent data reconciliation exercise between different IT systems that has corrected certain minor double counting of the balances carried forward.

***On the 14th October, 2005, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance falls below £52bn for two consecutive distribution dates. *

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (0)20 7756 6165
Facsimilie : +44 (0)20 7756 5862
Email : MBF@abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	2.26625%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	2.26625%	1.75%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	2.61200%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	2.26625%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	2.26625%	0.09%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 500,000,000	2.61200%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	2.61200%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	2.26625%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	2.61200%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	2.26625%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	2.61200%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	2.26625%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	1.09438%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	2.26625%	0.09%
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	1.09438%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	1.09438%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	1.09438%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	1.09438%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	2.61200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	2.26625%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	2.61200%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	2.26625%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	2.61200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	2.26625%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	2.61200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	2.26625%	0.42%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	1.09438%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	2.61200%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	2.61200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	2.26625%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	1.09438%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	2.61200%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	2.26625%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	2.61200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	2.26625%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	2.61200%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	2.26625%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	2.61200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	2.26625%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	2.61200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	2.26625%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	1.09438%	0.10%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	0.39500%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	1.09438%	0.05%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	1.09438%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	2.61200%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	2.26625%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	1.09438%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	2.61200%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	2.26625%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	1.09438%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	2.61200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	2.26625%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	1.09438%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	2.61200%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	2.26625%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	1.09438%	0.10%
Series 1 Class A1	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,854,466,000	5.38800%	0.10%
Series 1 Class A2	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 3,114,720,000	5.42500%	0.11%
Series 1 Class A3	Holmes Master Issuer 2007-3	AAA/Aaa/AAA	€ 2,491,776,000	2.73800%	0.12%
Series 1 Class B	Holmes Master Issuer 2007-3	AA/Aa3/AA	£124,000,000	2.26625%	1.00%
Series 1 Class M	Holmes Master Issuer 2007-3	A/A2/A	£127,000,000	2.26625%	1.60%
Series 1 Class C	Holmes Master Issuer 2007-3	BBB/Baa2/BBB	£250,000,000	2.26625%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 2,257,200,000	2.73800%	0.12%
Series 1 Class A2	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 4,514,400,000	4.75000%	0.12%
Series 1 Class A3	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,003,200,000	5.38800%	0.12%
Series 1 Class A4	Holmes Master Issuer 2008-1	AAA/Aaa/AAA	€ 1,630,200,000	5.42500%	0.12%
Series 1 Class B	Holmes Master Issuer 2008-1	AA/Aa3/AA	£370,000,000	2.26625%	1.00%
Series 1 Class M	Holmes Master Issuer 2008-1	A/A2/A	£120,000,000	2.26625%	1.60%
Series 1 Class C	Holmes Master Issuer 2008-1	BBB/Baa2/BBB	£250,000,000	2.26625%	2.25%
Series 1 Class A1	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£2,000,000,000	3.03139%	0.09%
Series 1 Class A2	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	£7,000,000,000	3.03139%	0.10%
Series 1 Class A3	Holmes Master Issuer 2008-2	AAA/Aaa/AAA	$5,425,000,000	1.66715%	0.52%
Series 1 Class B	Holmes Master Issuer 2008-2	AA/Aa3/AA	£450,000,000	3.03139%	0.40%
Series 1 Class C	Holmes Master Issuer 2008-2	BBB/Baa2/BBB	£220,000,000	3.03139%	0.70%
Series 1 Class D	Holmes Master Issuer 2008-2	BB/Ba2/BB	£190,000,000	3.03139%	0.90%

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
02Q3	-	-	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-	-
03Q3	600	-	-	-	-	-	-	-	-	-
03Q4	-	-	-	-	-	-	-	-	-	-
04Q1	-	-	-	-	-	-	-	-	-	-
04Q2	-	-	-	-	-	-	-	-	-	-
04Q3	-	-	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-	-
05Q2	-	1,001	-	-	-	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-	-
05Q4	-	-	-	-	-	-	-	-	-	-
06Q1	-	-	-	-	-	-	-	-	-	-
06Q2	-	-	-	-	-	-	-	-	-	-
06Q3	-	-	-	-	-	-	-	-	-	-
06Q4	-	-	1,018	-	-	-	-	-	-	-
07Q1	-	812	-	-	-	-	-	-	-	-
07Q2	-	-	-	-	-	-	-	-	-	-
07Q3	575	-	-	679	-	-	-	-	-	-
07Q4	-	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	771	-	-	-	-
08Q2	-	221	-	388	-	600	715	-	-	-
08Q3	-	221	-	388	-	-	715	-	-	-
08Q4	-	221	1,272	-	-	-	-	-	-	-
09Q1	-	1,171	-	-	-	-	-	-	-	-
09Q2	-	-	-	342	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2	Holmes 2007-3	Holmes 2008-1	Holmes 2008-2
09Q2	-	-	-		-	-	-	-	-	-
09Q3	-	-	-	342	397	-	-	-	-	-
09Q4	-	-	-	-	397	-	-	-	-	-
10Q1	-	-	453	-	-	386	-	-	-	600
10Q2	-	-	453	-	-	386	1,664	-	-	500
10Q3	250	-	600	-	-	-	-	-	-	900
10Q4	-	-	-	1,526	1,632	-	-	-	-	-
11Q1	-	-	-	-	-	-	-	-	-	1,500
11Q2	-	-	-	-	-	2,649	654	-	-	-
11Q3	-	-	-	-	-	-	654	-	-	1,000
11Q4	-	-	-	-	-	-	654	-	-	900
12Q1	-	-	-	-	-	-	-	918	-	600
12Q2	-	-	-	-	-	-	-	918	-	600
12Q3	-	-	-	-	-	-	377	918	-	600
12Q4	-	-	-	-	-	515	-	-	-	600
13Q1	-	-	-	-	-	-	-	742	-	600
13Q2	-	-	-	-	-	-	-	742	-	600
13Q3	-	-	-	-	-	-	-	742	-	700
13Q4	-	-	-	-	-	-	-	-	-	1,300
14Q1	-	-	-	-	-	-	-	593	-	600
14Q2	-	-	-	-	-	-	-	593	-	600
14Q3	-	-	-	-	-	-	-	593	-	300
14Q4	-	-	-	-	-	-	-	-	7,500	-
15Q1	-	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-1
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 June 2009 to 08 July 2009

All values are in thousands of pounds sterling unless otherwise stated